ACQUISITIONS AND DISPOSITIONS - ACQUISITIONS (Details) $ in Thousands, DTH in Millions			1 Months Ended	12 Months Ended
	Jan. 13, 2020 USD ($) mi	Oct. 11, 2019 USD ($) DTH	Nov. 30, 2017 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Business Acquisition [Line Items]
Purchase price				$ 523,647	$ 0	$ 10,000
Leaf River Energy Center LLC | NJR Pipeline
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Purchase price		$ 367,500
Natural gas capacity of acquiree | DTH		32.2
Leaf River Energy Center LLC | Minimum | NJR Pipeline
Business Acquisition [Line Items]
Estimated Useful Lives				5 years
Leaf River Energy Center LLC | Maximum | NJR Pipeline
Business Acquisition [Line Items]
Estimated Useful Lives				50 years
Talen Generation, LLC | Talen's Membership Interests In IEC
Business Acquisition [Line Items]
Pipeline length owned | mi	84
Base purchase price	$ 166,000
Initial payment	156,000		$ 10,000
Additional contingent consideration	$ 23,000
Natural Gas Transportation Capacity Agreement, Period	10 years
Talen Generation, LLC | Talen's Membership Interests In IEC | Minimum
Business Acquisition [Line Items]
Estimated Useful Lives				5 years
Talen Generation, LLC | Talen's Membership Interests In IEC | Maximum
Business Acquisition [Line Items]
Estimated Useful Lives				30 years